Investments in Related Parties and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities	$ 20,729	$ 0
Unrealized gain on equity investment	2,813	$ 0	$ 0
Equity securities cost	$ 17,916